Related Party Costs (Detail) (Affiliate, USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	$ 942,909		$ 8,405		$ 3,350,704		$ 2,979,549		$ 4,305,804		$ 8,380,561		$ 10,585,008
Advisor Fees And Expense Reimbursements
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	930,000		0		3,311,608		2,393,745		3,720,000	[1]	3,324,154	[1]	6,130,749	[1]
Disposition Fees
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	12,909		8,405		39,096		219,449		219,449		29,968		15,570
Commissions
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	[2],[3]	0	[2],[3]	0	[2],[3]	246,546	[2],[3]	246,546	[2],[4]	3,421,576	[2],[4]	2,914,743	[2],[4]
Dealer-manager fees
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	[2]	0	[2]	0	[2]	71,057	[2]	71,057	[2]	950,727	[2]	796,822	[2]
Other Offering Costs
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	0	[2]	0	[2]	0	[2]	48,752	[2]	48,752	[2]	654,136	[2]	550,958	[2]
Structuring agent fees
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction									$ 0		$ 0		$ 176,166

[1]	Prior to April 1, 2011, fees and reimbursements incurred pursuant to the Advisory Agreement were classified as related-party asset management fees and general and administrative expenses in the consolidated statements of operations. Subsequent to April 1, 2011, fees incurred pursuant to the Advisory Agreement amendments are classified as advisor fees and expense reimbursements in the consolidated statements of operations since the amounts are not necessarily based on assets under management or reimbursable operating expenses. Amounts reported for 2010 have been reclassified to conform to current presentation to ensure consistency and comparability.
[2]	Commissions, dealer-manager fees, and other offering costs were charged against stockholders' equity as incurred.
[3]	Substantially all commissions were re-allowed to participating broker/dealers.
[4]	Substantially all commissions were re-allowed to participating broker/dealers during 2012, 2011, and 2010.